Property, Plant and Equipment - Summary of Property Plant Equipment by Asset Category (Detail) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment [Line Items]
Property, Plant and Equipment		$ 2,586,179	$ 2,467,352
Less accumulated depreciation		(898,878)	(856,493)
Property, plant and equipment, net	[1]	1,687,301	1,610,859
Marine Vessels [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment		1,789,942	1,391,556
Construction Equipment [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment		474,128	478,175
Building [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment		152,584	155,292
All other [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment		148,805	143,580
Construction in Progress [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment		$ 20,720	$ 298,749

[1]	Our marine vessels are included in the country in which they were located as of year-end.